Loans and Related Allowance for Loan Losses (Average of Impaired Loans and Related Interest Income by Loan Portfolio Class) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Impaired [Line Items]
Average Recorded Investment, Total	$ 7,856	$ 8,601	$ 8,642
Interest Income Recognized, Total	162	133	299
Cash Basis Interest Income, Total	61	18	71
Commercial, Financial and Agricultural [Member]
Financing Receivable, Impaired [Line Items]
Impaired Loans with No Allowance: Average Recorded Investment	127	199	274
Impaired Loans with No Allowance: Interest Income Recognized		14	19
Average Recorded Investment, Total	127	199	274
Interest Income Recognized, Total		14	19
Real Estate - Commercial [Member]
Financing Receivable, Impaired [Line Items]
Impaired Loans with No Allowance: Average Recorded Investment	2,345	2,492	2,354
Impaired Loans with No Allowance: Interest Income Recognized	96	119	139
Impaired Loans with No Allowance: Cash Basis Interest Income	24	3	10
Impaired Loans with Allowance: Average Recorded Investment	119
Average Recorded Investment, Total	2,464	2,492	2,354
Interest Income Recognized, Total	96	119	139
Cash Basis Interest Income, Total	24	3	10
Real Estate - Construction [Member]
Financing Receivable, Impaired [Line Items]
Impaired Loans with No Allowance: Average Recorded Investment	1,254	1,362	485
Impaired Loans with No Allowance: Interest Income Recognized	2		42
Impaired Loans with No Allowance: Cash Basis Interest Income	6		14
Impaired Loans with Allowance: Average Recorded Investment	838	674	1,025
Impaired Loans with Allowance: Cash Basis Interest Income		15
Average Recorded Investment, Total	2,092	2,036	1,510
Interest Income Recognized, Total	2		42
Cash Basis Interest Income, Total	6	15	14
Real Estate - Mortgage [Member]
Financing Receivable, Impaired [Line Items]
Impaired Loans with No Allowance: Average Recorded Investment	1,920	1,371	2,453
Impaired Loans with No Allowance: Interest Income Recognized	64		34
Impaired Loans with No Allowance: Cash Basis Interest Income	24		47
Impaired Loans with Allowance: Average Recorded Investment	1,253	2,503	2,051
Impaired Loans with Allowance: Interest Income Recognized			65
Impaired Loans with Allowance: Cash Basis Interest Income	7
Average Recorded Investment, Total	3,173	3,874	4,504
Interest Income Recognized, Total	64		99
Cash Basis Interest Income, Total	$ 31		$ 47